RELATED-PARTY TRANSACTIONS - Narrative (Details) - SMP Holdings	1 Months Ended
Jan. 31, 2017 $ / shares shares
RELATED-PARTY TRANSACTIONS
Shares sold (in shares) | shares	4,000,000
Sale price (in dollars per share) | $ / shares	$ 24.00